Concentrations (Details) - Schedule of customer and supplier revenues - Nukkleus Inc.[Member]	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Customer A [Member]
Revenue, Major Customer [Line Items]
Related party	85.20%	94.30%	87.20%	94.00%	89.20%	99.50%
Supplier A [Member]
Revenue, Major Customer [Line Items]
Related party	86.10%	89.60%	86.60%	86.90%	85.20%	97.60%